INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

		Useful life	December 31,
		(years)	2020	2019
a.	Impaired cost:
	Acquired technology and license	5 - 10	$19,857	$19,857
	Customer relationship	4.5 - 9	4,750	4,750

			24,607	24,607
	Accumulated amortization:
	Acquired technology and license		19,299	19,027
	Customer relationship		4,739	4,679

			24,038	23,706

	Amortized cost		$569	$901

Schedule of expected amortization expenses

Year ending December 31,

2021	$284
2022	272
2023	13

$569